Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of Time Deposits [Abstract]
2024	$ 261,922
2025	95,860
2026	19,001
2027	1,139
2028	1,023
Thereafter	178
Total time deposits	379,123	$ 151,919
Brokered deposits	$ 64,893	$ 3,999